SCHEDULE OF DISPOSAL GROUPS INCLUDING DISCONTINUED OPERATIONS (Details) - USD ($)		6 Months Ended			12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022	Dec. 31, 2022
Revenue - Cryptocurrency mining	[1]	$ 14,078,009		$ 7,301,522
Cost - Cryptocurrency mining		10,203,109		4,715,394
Impairment losses on cryptocurrencies				1,179,078	$ 1,517,172
(Gain) on sales of cryptocurrencies				(527,005)	(679,111)
Other (loss) income, net		40,767		1,511,572
Interest income		609		1,010
Net (loss) from discontinued operations		(18,727)	[2]	(191,880)
Cash and cash equivalents		1,716		7,556	8,649
Other current assets					37,015
Property, equipment and software, net		566,651			1,155,063
Right-of-use assets					125,538
Current assets from discontinued operations		568,367			1,326,265
Accounts payable					187,206
Accrued payroll and benefits		4,509			3,065
Other payables and accrued expenses		60,066			58,572
Lease liability					128,696
Current liabilities from discontinued operations		64,575			$ 377,539
Net cash provided by (used in) operating activities		(670,271)		(5,134,364)
Net cash provided by investing activities		(348,070)		1,998,683
Discontinued Operations [Member]
Administrative expenses		(279,995)		656,627
Impairment losses on cryptocurrencies				1,179,078
(Gain) on sales of cryptocurrencies				(526,218)
Operating income (loss) from discontinued operations		3,069		(195,854)
Other (loss) income, net		(21,805)		3,868
Interest income		9		106
(Loss) from discontinued operations before income taxes		(18,727)		(191,880)
Income tax expense
Net (loss) from discontinued operations		(18,727)		(191,880)
Net cash provided by (used in) operating activities		109,202		(1,339,952)
Net cash provided by investing activities		237,635		2,835,736
Discontinued Operations [Member] | Cryptocurrency Mining [Member]
Revenue - Cryptocurrency mining				3,235,134
Cost - Cryptocurrency mining		$ 276,926		$ 2,121,501

[1]	Revenues by operating segments exclude intercompany transactions.
[2]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.